Lease - Schedule of Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Minimum Lease Payments [Abstract]
2025	$ 1,043
2026	905
2027	885
2028	891
2029	877
2030 and thereafter	4,927
Total undiscounted lease payments	9,528
Less: imputed interest	(2,553)
Present value of lease liabilities	$ 6,975